SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by business lines

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021

Diamond trading	$15,152,777	$—	$—
Commodity trading	58,118,001	1,149,163	—
Information service	415,955	884,329	1,608,519
Interactive toys - animation series	—	6,903	657,619
Interactive toys - game series	—	155,559	8,723,480
Mobile game	—	—	1,149,882
Total revenues	$73,686,733	$2,195,954	$12,139,500

Schedule of disaggregated information by business lines

	Diamond Trading	Commodity Trading	Information service	Interactive toys animation series	Interactive toys game series	Mobile game
Revenue	$15,152,777	$58,118,001	$415,955	$—	$—	$—
Costs of
revenue	(13,901,688)	(58,081,952)	(549,242)	—	—	—
Gross Profit	1,251,089	36,049	(133,287)	—	—	—

Year ended December 31, 2022
	Interactive toys animation series	Interactive toys game series	Commodity Trading	Information Service

Revenue	$6,903	$155,559	$1,149,163	$884,329
Costs of revenue	(3,420)	(78,118)	(50,804)	(826,096)
Gross Profit	$3,483	$77,441	$1,098,359	$58,233

Year ended December 31, 2021
	Interactive toys animation series	Interactive toys game series	Mobile game	Information Service

Revenue	$657,619	$8,723,480	$1,149,882	$1,608,519
Costs of revenue	(140,450)	(4,340,776)	—	(1,301,438)
Gross Profit	$517,169	$4,382,704	$1,149,882	$307,081

Schedule of disaggregated information of revenues by geographic locations

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Domestic PRC revenues	$73,686,733	$2,195,954	$12,139,500
Export revenues	—	—	—
Total revenues	$73,686,733	$2,195,954	$12,139,500

Schedule of segment asset

	December 31,	December 31,
	2023	2022
Diamond trading	$33,029,615	$—
Commodity trading	114,900	159,666
Information service	2,507,120	2,646,806
Interactive toys	—	10,379,754
Corporate and Unallocated	13,611,203	11,712,894
Assets related to discontinued operation	—	9,377,738
Total	49,262,838	34,276,858